(13) EQUITY METHOD INVESTEES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Share of equity	R$ 997,997	R$ 980,362
Share of profit (loss)	349,090	334,198	R$ 312,390
At Fair Value [member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Share of equity	243,244	10,060
Share of profit (loss)	(579)	(579)	(579)
BAESA - Energetica Barra Grande S.A. [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Share of equity	156,185	175,189
Share of profit (loss)	750	791	11,849
Campos Novos Energia S.A. ("ENERCAN") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Share of equity	207,868	175,122
Share of profit (loss)	123,240	101,392	85,808
Chapecoense Geracao S.A. ("Chapecoense") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Share of equity	381,219	378,558
Share of profit (loss)	140,949	127,250	120,651
Centrais Eletricas da Paraiba S.A. ("EPASA") [Member]
DisclosureOfEquityMethodInvesteesLineItems [Line Items]
Share of equity	9,481	241,433
Share of profit (loss)	R$ 84,730	R$ 105,343	R$ 94,663